Supplementary Financial Statement Information - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 899	$ 737	$ 705
Professional services	509	463	509
Depreciation	154	102	75
Other	516	471	475
Net, general and administrative expenses	$ 2,078	$ 1,773	$ 1,764